SUBSEQUENT EVENTS (Details Narrative)	Jun. 06, 2026	Mar. 04, 2026	Aug. 05, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2026 HKD ($) $ / shares shares	Dec. 18, 2025 $ / shares shares	Sep. 30, 2025 $ / shares	Sep. 30, 2025 HKD ($) shares
Subsequent Event [Line Items]
Reverse splits		20 for 1 ratio
Ordinary shares, shares authorized				50,000,000		50,000,000	500,000,000		50,000,000
Ordinary shares, par value | (per share)				$ 0.24		$ 0.24	$ 0.001	$ 0.24
Common Class A [Member]
Subsequent Event [Line Items]
Authorized share capital				$ 28,194	[1]	$ 221,038			$ 145,492
Ordinary shares, shares authorized				45,000,000		45,000,000	400,000,000		45,000,000
Ordinary shares, par value | $ / shares				$ 0.24			$ 0.001	$ 0.24
Common Class B [Member]
Subsequent Event [Line Items]
Authorized share capital				$ 7,816	[1]	$ 61,277			$ 61,277	[1]
Ordinary shares, shares authorized				5,000,000		5,000,000	100,000,000		5,000,000
Ordinary shares, par value | $ / shares				$ 0.24			$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse splits	12 for 1 ratio
Authorized share capital | $			$ 500,000
Ordinary shares, shares authorized			2,083,333
Ordinary shares, par value | $ / shares			$ 0.24
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized			1,666,667
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Authorized share capital | $			$ 12,000,000
Ordinary shares, shares authorized			416,666

[1]	The share amounts and par value are presented on a retroactive basis, giving effect to the effectiveness of Share Redesignation and Reverse Splits (see Note 1).